INTEREST AND ACCRETION EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INTEREST AND ACCRETION EXPENSE
Interest expense (note 7)	$ 160	$ 156
Other	898	268
Interest	5,898	10,254
Accretion of site closure provisions	504	539
Deferred revenue	489	676
Accretion	993	1,584
Interest and accretion expense	6,891	11,838
Credit Facility
INTEREST AND ACCRETION EXPENSE
Interest expense on borrowings		6,030
Accretion expense		369
Revolving facility
INTEREST AND ACCRETION EXPENSE
Interest expense on borrowings	$ 4,840	2,736
Fresnillo obligation
INTEREST AND ACCRETION EXPENSE
Interest expense on borrowings		$ 1,064